Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	¥ 946,773	¥ 1,005,133
Nonaccrual loans not requiring an allowance for credit losses	156,550	172,152
Recognized Interest Income	26,567	22,763
Loans held for sale placed on nonaccrual status	378,401	9,205
Commercial | Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	295,055	401,836
Nonaccrual loans not requiring an allowance for credit losses	89,994	99,657
Recognized Interest Income	3,920	5,409
Commercial | Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	225,572	246,675
Nonaccrual loans not requiring an allowance for credit losses	59,564	65,242
Recognized Interest Income	8,747	5,918
Residential
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	41,101	47,910
Nonaccrual loans not requiring an allowance for credit losses	4,067	3,962
Recognized Interest Income	848	1,052
Card
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	72,554	67,159
Nonaccrual loans not requiring an allowance for credit losses	0	0
Recognized Interest Income	18	17
Krungsri
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	278,709	211,705
Nonaccrual loans not requiring an allowance for credit losses	2,909	3,286
Recognized Interest Income	10,208	6,482
Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	33,782	29,848
Nonaccrual loans not requiring an allowance for credit losses	16	5
Recognized Interest Income	¥ 2,826	¥ 3,885